Ultimate Parent and Controlling Party	6 Months Ended
Jun. 30, 2023
Ultimate Parent And Controlling Party [Abstract]
Ultimate Parent and Controlling Party	Ultimate Parent and Controlling Party Exscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.